Investments in Associates and Joint Ventures - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of associates and joint ventures [Line Items]
Share of profit accounted for using equity method	¥ 11,647	¥ 5,968	[1]	¥ 4,105	[1]
Associates and joint ventures [member]
Disclosure of associates and joint ventures [Line Items]
Dividends received or receivable from associates and joint ventures	6,558	7,034		10,172
Associates and joint ventures disposal [member]
Disclosure of associates and joint ventures [Line Items]
Investments in associates and joint ventures that were disposed of	207	96		101
Investments in associates and joint ventures that were disposed of, gain (loss)	7	6		(40)
Individually immaterial associates and joint ventures accounted for using equity method [member]
Disclosure of associates and joint ventures [Line Items]
Share of profit accounted for using equity method	8,996	3,235		2,738
Share of other comprehensive income accounted for using equity method	¥ 480	¥ (845)		¥ (204)

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated (see Note 3(aa)).